EMPLOYEE POST-RETIREMENT BENEFITS (Details 2) (CAD) In Millions, unless otherwise specified								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Pension Benefit Plans		Dec. 31, 2012 Pension Benefit Plans		Dec. 31, 2011 Pension Benefit Plans	Dec. 31, 2013 Pension Benefit Plans Debt securities	Dec. 31, 2012 Pension Benefit Plans Debt securities	Dec. 31, 2013 Pension Benefit Plans Debt securities Minimum		Dec. 31, 2013 Pension Benefit Plans Debt securities Maximum		Dec. 31, 2013 Pension Benefit Plans Equity securities	Dec. 31, 2012 Pension Benefit Plans Equity securities	Dec. 31, 2013 Pension Benefit Plans Equity securities Minimum		Dec. 31, 2013 Pension Benefit Plans Equity securities Maximum		Dec. 31, 2013 Pension Benefit Plans Alternatives Minimum		Dec. 31, 2013 Pension Benefit Plans Alternatives Maximum		Dec. 31, 2013 Other Post-Retirement Benefit Plans		Dec. 31, 2012 Other Post-Retirement Benefit Plans		Dec. 31, 2011 Other Post-Retirement Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation			(2,224)	[1]	(2,142)	[1]																		(172)	[1]	(165)	[1]
Plan assets at fair value			2,152		1,825																			0		0
Funded Status – Deficit			(72)		(317)																			(172)		(165)
Accumulated benefit obligation	2,039	1,966	2,039		1,966
Funded status based on accumulated benefit obligation
Accumulated benefit obligation	(2,039)	(1,966)	(2,039)		(1,966)
Plan assets at fair value	2,187	1,857	2,152		1,825		1,656																	35		32		29
Funded Status – Surplus/(Deficit)			113		(141)
Accumulated benefit obligation and fair value of plan assets for plans that are not fully funded
Accumulated benefit obligation			569		1,966
Plan assets at fair value			537		1,825
Funded Status – Deficit			(32)		(141)
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%	100.00%		100.00%			31.00%	36.00%					69.00%	64.00%
Target Allocations (as a percent)										25.00%	[2]	35.00%	[2]			50.00%	[2]	70.00%	[2]	5.00%	[2]	15.00%	[2]
Amount of the Company's debt or the Company's common shares included in plan assets								2	2					2	3
Percentage of the Company's debt or the Company's common shares included in plan assets as compared to total plan assets								0.10%	0.10%					0.10%	0.20%

[1]	The projected benefit obligation for the pension benefit plan differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
[2]	Target allocations were revised in November 2013 and the investment mix is being adjusted accordingly.